Consolidated statements of income - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenue:
Health care services	€ 3,828,628	€ 3,781,920	€ 7,541,359	€ 7,388,727
Health care products	996,648	974,760	1,988,135	1,916,322
Revenue	4,825,276	4,756,680	9,529,494	9,305,049
Costs of revenue:
Health care services	3,036,784	2,934,415	6,058,823	5,834,384
Health care products	591,281	576,701	1,124,318	1,051,247
Costs of revenue	3,628,065	3,511,116	7,183,141	6,885,631
Operating (income) expenses:
Selling, general and administrative	775,235	757,945	1,557,389	1,547,918
Research and development	57,184	55,418	112,944	105,091
Income from equity method investees	(48,270)	(19,367)	(75,784)	(29,854)
Other operating income	(75,830)	(110,387)	(193,301)	(239,244)
Other operating expense	132,265	221,445	327,541	347,329
Operating income	356,627	340,510	617,564	688,178
Other (income) expense:
Interest income	(24,130)	(12,747)	(36,211)	(26,859)
Interest expense	104,673	84,326	199,326	167,535
Income before income taxes	276,084	268,931	454,449	547,502
Income tax expense	81,138	62,926	125,650	129,691
Net income	194,946	206,005	328,799	417,811
Net income attributable to noncontrolling interests	54,587	58,865	102,078	113,310
Net income attributable to shareholders of FMC AG & Co. KGaA	€ 140,359	€ 147,140	€ 226,721	€ 304,501
Basic earnings per share	€ 0.48	€ 0.50	€ 0.77	€ 1.04
Diluted earnings per share	€ 0.48	€ 0.50	€ 0.77	€ 1.04